Offsetting Assets and Liabilities - Offsetting Assets (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	$ 5	$ 25	$ 1,119
Gross amounts offset on the balance sheet	0	0	0
Net amount of assets presented on the balance sheet	5	25	1,119
Financial instruments	0	0	0
Cash collateral	0	0	10,895
Net amount	$ 5	$ 25	$ 0